Pension and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Income statement charge
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to Note 29 “Staff costs”.

Income statement (credit)/charge
	2022	2021
	£m	£m
Current service cost	28	58
Net finance (income)/cost	(122)	(26)
Past service cost	20	—
Other movements	—	2
Total	(74)	34

Balance sheet reconciliation

Balance sheet reconciliation
	2022		2021
	Barclays Bank Group Total	Of which relates to UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(31,834)	(30,859)	(33,131)	(32,108)
Current service cost	(209)	(197)	(240)	(225)
Interest costs on scheme liabilities	(725)	(707)	(422)	(405)
Past service cost	(20)	(20)	—	—
Remeasurement gain/(loss) - financial	10,995	10,734	849	820
Remeasurement gain/(loss) - demographic	268	270	53	50
Remeasurement (loss)/gain - experience	(521)	(510)	(249)	(259)
Employee contributions	(4)	—	(4)	—
Benefits paid	1,339	1,299	1,309	1,268
Exchange and other movements	(90)	—	1	—
Benefit obligation at end of the year	(20,801)	(19,990)	(31,834)	(30,859)
Fair value of scheme assets at beginning of the year	35,467	34,678	34,713	33,915
Interest income on scheme assets	847	829	448	434
Employer contribution	1,807	1,785	971	955
Remeasurement - return on plan assets (less)/greater than discount rate	(11,510)	(11,313)	653	642
Employee contributions	4	—	4	—
Benefits paid	(1,339)	(1,299)	(1,309)	(1,268)
Exchange and other movements	84	—	(13)	—
Fair value of scheme assets at the end of the year	25,360	24,680	35,467	34,678
Net surplus	4,559	4,690	3,633	3,819
Retirement benefit assets	4,743	4,690	3,879	3,819
Retirement benefit liabilities	(184)	—	(246)	—
Net retirement benefit assets	4,559	4,690	3,633	3,819

Actuarial valuation of the schemes' obligation based on assumptions
Actuarial valuation of the scheme's obligations is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2022	2021
	% p.a.	% p.a.
Discount rate	4.80	1.84
Inflation rate (RPI)	3.21	3.56
The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years.

Assumed life expectancy	2022	2021	2020
Life expectancy at 60 for current pensioners (years)
– Males	26.8	27.3	27.2
– Females	29.5	29.6	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.3	29.1	29.0
– Females	31.0	31.4	31.2
The UKRF entered into a longevity reinsurance contract in 2022 covering £7bn of the pensioner liabilities. This is in addition to a £5bn transaction executed in 2020. In total, over three-quarters of the longevity risk for current pensioners has been reinsured, and the transactions will provide income to the UKRF in the event that pensions are paid out for longer than expected. The contracts form part of the UKRF’s investment portfolio. At 31 December 2022, the contracts are valued at £(123)m (2021: nil). The negative value placed on the longevity reinsurance contracts at 31 December 2022 reflects the estimated impact of changes in the reinsurance market, demographic assumptions and risk premia since the 2020 transaction was entered into by the UKRF. The 2022 transaction is valued at nil as it is assessed to have been transacted recently at fair value.
Sensitivity analysis on actuarial assumptions
The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as the Barclays Bank Group expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2022	2021

	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.50% p.a. increase	(1.1)	(2.3)
0.25% p.a. increase	(0.6)	(1.2)
0.25% p.a. decrease	0.6	1.3
0.50% p.a. decrease	1.2	2.6
Assumed RPI
0.50% p.a. increase	0.8	1.6
0.25% p.a. increase	0.4	0.8
0.25% p.a. decrease	(0.4)	(0.8)
0.50% p.a. decrease	(0.8)	(1.6)
Life expectancy at 60
One year increase	0.6	1.2
One year decrease	(0.5)	(1.2)

Analysis of scheme assets
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to UKRF
	Quoted	Unquoted[a]	Value	% of total fair value of scheme assets	Quoted	Unquoted[a]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2022
Equities	113	—	113	0.5	—	—	—	—
Private equities	—	2,734	2,734	10.8	—	2,734	2,734	11.1
Bonds - fixed government	1,353	—	1,353	5.3	1,098	—	1,098	4.4
Bonds - index-linked government	9,847	—	9,847	38.9	9,829	—	9,829	39.9
Bonds - corporate and other	5,884	1,551	7,435	29.3	5,690	1,551	7,241	29.3
Property	13	1,310	1,323	5.2	—	1,310	1,310	5.3
Infrastructure	793	790	1,583	6.2	793	790	1,583	6.4
Hedge funds	11	1,362	1,373	5.4	—	1,362	1,362	5.5
Derivatives	(20)	(1,837)	(1,857)	(7.3)	(20)	(1,837)	(1,857)	(7.5)
Longevity reinsurance contracts	—	(123)	(123)	(0.5)	—	(123)	(123)	(0.5)
Cash and liquid assets[c]	(1,776)	3,286	1,510	6.0	(1,789)	3,286	1,497	6.1
Mixed investment funds	11	—	11	—	—	—	—	—
Other	7	51	58	0.2	—	6	6	—
Fair value of scheme assets	16,236	9,124	25,360	100.0	15,601	9,079	24,680	100.0

As at 31 December 2021
Equities	294	—	294	0.8	167	—	167	0.5
Private equities	—	3,113	3,113	8.8	—	3,113	3,113	9.0
Bonds - fixed government	2,384	161	2,545	7.2	2,080	161	2,241	6.5
Bonds - index-linked government	15,375	—	15,375	43.5	15,352	—	15,352	44.4
Bonds - corporate and other	7,451	1,498	8,949	25.2	7,214	1,498	8,712	25.1
Property	14	1,490	1,504	4.2	—	1,490	1,490	4.3
Infrastructure	—	1,815	1,815	5.1	—	1,815	1,815	5.2
Hedge funds	—	1,365	1,365	3.8	—	1,365	1,365	3.9
Derivatives	1	10	11	—	1	10	11	—
Longevity reinsurance contracts	—	—	—	—	—	—	—	—
Cash and liquid assets[c]	(1,865)	2,275	410	1.2	(1,878)	2,275	397	1.1
Mixed Investment funds	9	—	9	—	—	—	—	—
Other	20	57	77	0.2	—	15	15	—
Fair value of scheme assets[b]	23,683	11,784	35,467	100.0	22,936	11,742	34,678	100.0
Notes
aValuation of unquoted assets is provided by the underlying managers or qualified independent valuers. Valuations of complex instruments are based on UKRF custodian valuations. The valuation for some of the unquoted assets, in particular Private equities, is based on valuations as at 30 September 2022 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance.
bThe asset allocation for 2021 has been re-presented to reflect re-interpretation of the asset classifications as well as a reclassification of £1.2bn between unquoted/quoted bonds and quoted/unquoted bonds, in a manner that management believes better represents the underlying nature of the assets.
cCash and liquid assets for the UKRF consists of £521m (2021:£488m) Cash, £80m (2021:£93m) Receivables/payables, £3,286m (2021: £2,275m) Pooled cash funds and £(2,390)m (2021: £(2,459)m) Repurchase agreements.

Defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:

Contributions paid
£m
2022	1,785
2021	955
2020	748